SCHEDULE OF COMPENSATION EXPENSE FOR STOCK OPTION (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
General and administrative expenses	$ 58,125			$ 117,724	$ 58,536